Reserves (Tables)	12 Months Ended
Dec. 31, 2016
Insurance Loss Reserves [Abstract]
Schedule of Reserve Information of the Company’s Major Product Lines
The following table provides a roll forward of the Company’s beginning and ending claims and benefits payable balances. Claims and benefits payable is the liability for unpaid loss and loss adjustment expenses and is comprised of case and IBNR reserves.
Since unpaid loss and loss adjustment expenses are estimates, the Company’s actual losses incurred may be more or less than the Company’s previously developed estimates, which is referred to as either unfavorable or favorable development, respectively.

	Years Ended December 31,
	2016	2015	2014
Claims and benefits payable, at beginning of year	$107,075	$108,426	$110,544
Less: Reinsurance ceded and other	(42,446)	(38,148)	(31,787)
Net claims and benefits payable, at beginning of year	64,629	70,278	78,757
Incurred losses and loss adjustment expenses related to:
Current Year	5,572	12,327	14,375
Prior year's interest	494	3,133	3,412
Prior year(s)	(2,870)	583	(1,681)
Total incurred losses and loss adjustment expenses	3,196	16,043	16,106
Paid losses and loss adjustment expenses related to:
Current year	5,486	7,574	8,134
Prior year(s)	62,089	14,118	16,451
Total paid losses and loss adjustment expenses	67,575	21,692	24,585
Net claims and benefits payable, at end of year	250	64,629	70,278
Plus: Reinsurance ceded and other	96,404	42,446	38,148
Claims and benefits payable, at end of year	$96,654	$107,075	$108,426